ASSETS HELD FOR SALE AND DISPOSITIONS	12 Months Ended
Dec. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
ASSETS HELD FOR SALE AND DISPOSITIONS

5.	ASSETS HELD FOR SALE AND DISPOSITIONS

Assets Held for Sale

At December 31, 2022, two income-producing properties located in Canada and the United States having a total fair value of $41.2 million were classified as assets held for sale, and are expected to be disposed within the next 12 months. At December 31, 2021, two income-
producing properties and one piece of land located in Poland and the Czech Republic having a total fair value of $64.6 million were classified as assets held for sale.

Dispositions

During the year ended December 31, 2022, Granite disposed of two income-producing properties and one piece of land located in Poland and the Czech Republic. The details of the disposed properties and land are as follows:

Property	Location	Date disposed	Sale price
10 Topolowa	Mirków, Poland	February 18, 2022	$34,486
378 10 Hospodářský Park, České Velenice(1)	Třeboň, Czech Republic	June 9, 2022	31,535
			$66,021
(1)In conjunction with the disposal of the income-producing property, the associated carrying value of the non- controlling interest of $1.4 million was derecognized on June 9, 2022.

During the year ended December 31, 2021, Granite disposed of three income-producing properties located in the United Kingdom and Austria for gross proceeds totaling $36.8 million.
During the year ended December 31, 2022, Granite incurred $0.7 million (2021 — $0.8 million) of broker commissions and legal and advisory costs associated with the disposals which are included in loss on sale of investment properties on the combined statements of net income.
The following table summarizes the fair value changes in properties classified as assets held for sale:

Years ended December 31,	2022	2021
Balance, beginning of year	$64,612	$—
Fair value gains, net	1,934	—
Foreign currency translation, net	(1,877)	—
Other changes	5	—
Disposals	(66,021)	—
Classified as assets held for sale	42,529	64,612
Balance, end of year	$41,182	$64,612